Sales - Trade receivables - Aging (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	€ 1,050	€ 1,078	€ 905
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	641	723	569
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	203	140	143
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	€ 206	€ 215	€ 193